PUBLIC OFFERING	12 Months Ended
Jun. 30, 2021
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,009,041 Public Shares, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 509,041 Public Shares, at a purchase price of $10.00 per Public Share.